Exhibit 99.1

Nissan Auto Receivables 2016-C

Servicer’s Certificate

Collection Period	31-Dec-17	30/360 Days	30	Collection Period Start	1-Dec-17
Distribution Date	16-Jan-18	Actual/360 Days	32	Collection Period End	31-Dec-17
				Prior Month Settlement Date	15-Dec-17
				Current Month Settlement Date	16-Jan-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,365,082,527.70	750,637,091.50	720,412,365.50	0.553277
Yield Supplement Overcollaterization		62,999,164.12	26,352,461.57	24,733,278.32
Total Adjusted Pool Balance		1,302,083,363.58	724,284,629.93	695,679,087.18
Total Adjusted Securities		1,302,083,363.58	724,284,629.93	695,679,087.18	0.534282
Class A-1 Notes	0.62000%	296,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.07000%	330,000,000.00	113,735,855.57	91,782,764.62	0.278130
Class A-2b Notes	1.69703%	100,000,000.00	34,465,410.78	27,812,958.98	0.278130
Class A-3 Notes	1.18000%	428,000,000.00	428,000,000.00	428,000,000.00	1.000000
Class A-4 Notes	1.38000%	96,000,000.00	96,000,000.00	96,000,000.00	1.000000
Certificates	0.00000%	52,083,363.58	52,083,363.58	52,083,363.58	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	21,953,090.95	101,414.47	66.5245180	0.3073166
Class A-2b Notes	6,652,451.80	51,990.08	66.5245180	0.5199008
Class A-3 Notes	0.00	420,866.67	—	0.9833333
Class A-4 Notes	0.00	110,400.00	—	1.1500000
Certificates	0.00	0.00	—	—

Total Securities	28,605,542.75	684,671.22

I. COLLECTIONS

Interest:
Interest Collections		1,253,048.87
Repurchased Loan Proceeds Related to Interest		0.00

Total Interest Collections		1,253,048.87
Principal:
Principal Collections		29,629,248.59
Repurchased Loan Proceeds Related to Principal		0.00

Total Principal Collections		29,629,248.59
Recoveries of Defaulted Receivables		234,604.37

Total Collections		31,116,901.83

II. COLLATERAL POOL BALANCE DATA

	Number	Amount
Adjusted Pool Balance - Beginning of Period	56,293	724,284,629.93
Total Principal Payment		28,605,542.75

	55,483	695,679,087.18

III. DISTRIBUTIONS

Total Collections		31,116,901.83
Reserve Account Draw		0.00
Total Available for Distribution		31,116,901.83
1. Reimbursement of Advance		0.00
2. Servicing Fee:
Servicing Fee Due		625,530.91
Servicing Fee Paid		625,530.91
Servicing Fee Shortfall		0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall		0.00
Class A-1 Notes Interest on Interest Carryover Shortfall		0.00
Class A-1 Notes Monthly Interest Distributable Amount		0.00
Class A-1 Notes Monthly Interest Paid		0.00
Change in Class A-1 Notes Interest Carryover Shortfall		0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall		0.00
Class A-2a Notes Interest on Interest Carryover Shortfall		0.00
Class A-2a Notes Monthly Interest Distributable Amount		101,414.47
Class A-2a Notes Monthly Interest Paid		101,414.47
Change in Class A-2a Notes Interest Carryover Shortfall		0.00

Nissan Auto Receivables 2016-C

Servicer’s Certificate

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall		0.00
Class A-2b Notes Interest on Interest Carryover Shortfall		0.00
Class A-2b Notes Monthly Interest Distributable Amount		51,990.08
Class A-2b Notes Monthly Interest Paid		51,990.08
Change in Class A-2b Notes Interest Carryover Shortfall		0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall		0.00
Class A-3 Notes Interest on Interest Carryover Shortfall		0.00
Class A-3 Notes Monthly Interest Distributable Amount		420,866.67
Class A-3 Notes Monthly Interest Paid		420,866.67
Change in Class A-3 Notes Interest Carryover Shortfall		0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall		0.00
Class A-4 Notes Interest on Interest Carryover Shortfall		0.00
Class A-4 Notes Monthly Interest Distributable Amount		110,400.00
Class A-4 Notes Monthly Interest Paid		110,400.00
Change in Class A-4 Notes Interest Carryover Shortfall		0.00
Total Note Monthly Interest
Total Note Monthly Interest Due		684,671.22
Total Note Monthly Interest Paid		684,671.22
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		29,806,699.70
4. Total Monthly Principal Paid on the Notes		28,605,542.75
Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		28,605,542.75
Change in Total Noteholders' Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00
Remaining Available Collections		1,201,156.95
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		1,201,156.95

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,255,208.41
Required Reserve Account Amount		3,255,208.41
Beginning Reserve Account Balance		3,255,208.41
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,255,208.41
Required Reserve Account Amount for Next Period		3,255,208.41

VI. POOL STATISTICS

Weighted Average Coupon		2.06%
Weighted Average Remaining Maturity		38.14

	Amount	Number
Principal on Defaulted Receivables	595,477.41	37
Principal Recoveries of Defaulted Receivables	234,604.37

Monthly Net Losses	360,873.04
Pool Balance at Beginning of Collection Period	750,637,091.50
Net Loss Ratio for Third Preceding Collection Period	0.19%
Net Loss Ratio for Second Preceding Collection Period	0.69%
Net Loss Ratio for Preceding Collection Period	0.54%
Net Loss Ratio for Current Collection Period	0.58%
Four-Month Average Net Loss Ratio	0.50%
Cumulative Net Losses for all Periods	5,474,147.62

Nissan Auto Receivables 2016-C

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	4,133,411.39	249	0.57%
61-90 Days Delinquent	1,020,877.32	68	0.14%
91-120 Days Delinquent	158,390.12	16	0.02%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	5,312,678.83	333	0.74%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.14%	0.14%
Delinquency Ratio for Second Preceding Collection Period	0.16%	0.14%
Delinquency Ratio for Preceding Collection Period	0.16%	0.13%
Delinquency Ratio for Current Collection Period	0.16%	0.15%
Four-Month Average Delinquency Ratio	0.15%	0.14%

60 Day Delinquent Receivables	1,247,132.34
Delinquency Percentage	0.17%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge- offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

4. Has there been an issuance of notes or other securities backed by the Receivables?	NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO